Benefit plans (Details 5) $ in Millions	Dec. 31, 2024 ARS ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 1,441
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	247
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	261
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	254
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	58
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 260